Obligation Under Finance Lease (Details Narrative) - Motor Vehicle [Member] - Finance Lease Agreement [Member]	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017	Jun. 30, 2016
Effective interest rate	2.46%	2.46%	2.46%
Maturity date description	Due through February, 2022	Due through February, 2022